Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes and Income Tax Expenses

The components of income (loss) before income taxes and income tax expenses were as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Income (loss) before income tax	22,481	13,270	(12,465)
Brazil	16,081	18,832	9,684
Others	6,400	(5,562)	(22,149)

Current income tax expense	270	(1,414)	(5,049)
Brazil	383	(951)	(21)
Others	(113)	(463)	(5,028)

Deferred income tax recovery	(2,723)	3,954	1,656
Brazil	(1,719)	(1,100)	(1,028)
Others	(1,004)	5,054	2,684

Schedule of Reconciliation of Expected Income Tax Expense

The reconciliation of the expected income tax expense calculated using the statutory tax rate to the actual income tax expense for the year ended December 31, 2025, is as follows:

	December 31, 2025
	Amount	Percent
Income before income tax	22,481
Expected income tax at Brazilian tax rate of 34% (i)	(7,644)	(34)%

Adjustments for the calculation of effective tax rate:
Domestic federal
R&D benefit (ii)	3,845	17%
Share-based compensation	241	1%
Other	(21)	0%
Domestic state income taxes, net of federal benefit (iii)	—

Foreign tax effects
Cayman Islands
Statutory income tax rate differential	3,266	15%
Argentina
Inflation-indexed tax base differences	(529)	(2)%
Other	(18)	0%
United States of America
Statutory income tax rate differential	(833)	(4)%
Change in valuation allowance	(1,697)	(8)%
Tax amortization of intellectual property	480	2%
Other	81	0%
United Kingdom
Statutory income tax rate differential	(218)	(1)%
Change in valuation allowance	(1,614)	(7)%
Tax amortization of intellectual property	1,036	5%
Other	(26)	0%
Other foreign jurisdictions	1,198	5%

Total income tax expense	(2,453)	(11)%

The reconciliation of the expected income tax expense calculated using the statutory tax rate to the actual income tax expense for the years ended December 31, 2024, and 2023 is as follows:

	December 31, 2024	December 31, 2023
Income (loss) before income tax	13,270	(12,465)
Expected income tax at Brazilian tax rate of 34% (i)	(4,512)	4,238
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D benefit (ii)	3,927	2,257
Tax inflation adjustments	4,660	2,141
Non-deductible expenses	(1,184)	(1,281)
Change in valuation allowance	(3,949)	(6,318)
Tax rate reconciliation (i)	4,258	(3,796)
Other net differences	(660)	(634)
Income tax	2,540	(3,393)
Effective rate - %	19.15%	27.22%
(i)
The Group reconciles its effective tax rate to the Brazilian federal corporate tax rate of 34% (IRPJ and CSLL), which management considers the relevant statutory rate because Brazil is the Group’s primary jurisdiction of operations. Accordingly, ‘domestic’ in the tables above refers to Brazilian income taxes, and ‘foreign’ refers to income taxes in all other jurisdictions. Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains.
(ii)
Benefit related to the deductibility of research and development (technological innovation) expenses at amounts higher than booked as provided for by Law No. 11.196/05 - known as Lei do Bem.
(iii)
Brazil does not levy state or municipal income taxes on corporate profits. Corporate income taxes are imposed only at the federal level through corporate income tax (Imposto de Renda de Pessoa Jurídica – “IRPJ”) and social contribution on net income (Contribuição Social sobre o Lucro Líquido – “CSLL”). Accordingly, the domestic entities of the Group do not incur domestic state income taxes, and the line “Domestic state income taxes, net of federal benefit” in the rate reconciliation is nil for all periods presented.

Schedule of Income Taxes Paid or Refunded by Jurisdiction

The breakdown of income taxes paid or refunded by jurisdiction for the year ended December 31, 2025 is as follows:

December 31, 2025
Domestic federal
Brazil	(4)
(4)

Foreign
Colombia	383
Chile	33
Portugal	(76)
Mexico	(213)
Other	(19)
108

Total income tax refunded	104

Schedule of Deferred Income Tax Assets and Liabilities

The composition of deferred income tax assets and liabilities as of December 31, 2025 and December 31, 2024 were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets
Allowance for expected credit loss	392	343
Bonus provision	253	1,424
Share-based compensation (i)	1,704	521
Deferred revenue	2,330	2,644
Research and development expenditures	1,442	1,728
Tax loss (ii)	43,746	42,251
Others (iii)	3,810	4,134
Total deferred tax assets, before valuation allowance	53,677	53,045
Valuation allowance	(39,347)	(37,406)
Total deferred tax assets	14,330	15,639

	December 31, 2025	December 31, 2024
Deferred tax liabilities
Acquisition of subsidiaries	3,155	852
Temporary differences	—	1,626
Total deferred tax liabilities	3,155	2,478

Total deferred tax assets, net	11,765	13,968
Total deferred tax liabilities, net	589	808
(i)
Mainly related to RSU amounts that are treated as temporary differences until the instrument is vested.
(ii)
Tax losses are mainly a result of the current investment position of operations in Brazil, United Kingdom and United States. In Brazil, tax losses are not subject to statute of limitations but ought to be used observing the limits established by the local tax legislation. The amounts recorded in Brazil are expected to be offset in the foreseeable future. There is not enough positive evidence of recoverability for tax loss carryforwards in VTEX UK and VTEX US, therefore, a valuation allowance for the full amount in these entities was recorded. As of December 31, 2025, these tax losses have not expired.
(iii)
Most of the amounts appointed as others in the deferred tax assets reconciliation correspond to temporary differences mainly arising from operations carried out in Argentina and Brazil. It refers to provision for payment of suppliers, sales commission, unrealized foreign exchange variation and minor items whose deductibility timing differs from accounting rules as determined by local tax laws.